Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net profit	$ 608,114	$ 514,097	$ 348,054
Other comprehensive income
Other comprehensive (loss) income not to be reclassified to profit or loss in subsequent periods - Remeasurement on defined benefit plans	(6,422)	2,119	7,225
Total comprehensive income for the year	$ 601,692	$ 516,216	$ 355,279